UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-5875
                      (Investment Company Act File Number)

                        THE CROWLEY PORTFOLIO GROUP, INC.
               (Exact Name of Registrant as Specified in Charter)

                   3201-B Millcreek Road, Wilmington, DE 19808
                    (Address of Principal Executive Offices)

                                 (302) 994-4700
                         (Registrant's Telephone Number)

Robert A. Crowley, President               Copy to:
The Crowley Portfolio Group, Inc.          Bruce G. Leto, Esq.
3201-B Millcreek Road                      Stradley, Ronon, Stevens & Young, LLP
Wilmington, DE 19808                       2600 One Commerce Square
(Name and Address of Agent for Service)    Philadelphia, PA 19103-7098


                   Date of Fiscal Year End: November 30, 2003

         Date of Reporting Period: Fiscal Period ended November 30, 2003

ITEM 1:  REPORT TO SHAREHOLDERS













                        THE CROWLEY PORTFOLIO GROUP, INC.


                              FINANCIAL STATEMENTS
                                  AND REPORT OF
                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


                                NOVEMBER 30, 2003

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Directors
The Crowley Portfolio Group, Inc.
Wilmington, Delaware


We have audited the accompanying statements of assets and liabilities of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, each a series of shares of common stock of The Crowley Portfolio Group, Inc., including the portfolios of investments as of November 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio as of November 30, 2003, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




Philadelphia, Pennsylvania
January 6, 2004


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                           Market
                                                                                    Percent of              Value
 Par Value                                                                          Net Assets           (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Auto & Truck
                     Daimler Chrysler Corp. Note
$     250,000            4.75%, 01/15/08                                                2.22%        $       254,500
      250,000            6.85%, 10/15/11                                                2.39                 273,625
                     Ford Holdings
      500,000            7.350%, 11/07/11                                               4.39                 502,500
      200,000            7.375%, 10/28/09                                               1.86                 213,100
                     General Motors Corp.
      200,000            7.200%, 01/15/11                                               1.85                 211,200
                     General Motors Acceptance Corp.
      500,000            6.125%, 02/01/07                                               4.63                 530,000
                     General Motors Nora Financial
      250,000            6.850%, 10/15/08                                               2.36                 269,875
                                                                                     -------         ---------------
                                                                                       19.70               2,254,800
                                                                                     -------         ---------------
                  Banking
                     Banque Paribas New York
       95,000            6.875%, 03/01/09                                                .93                 107,113
                                                                                     -------         ---------------
                  Chemical (Basic)
                     Union Carbide Corp. Note
      150,000            6.700%, 4/01/09                                                1.33                 152,025
                                                                                     -------         ---------------
                  Computer Services
                     Electronic Data Systems Corp.
      450,000            7.125%, 10/15/09                                               4.35                 498,375
                                                                                     -------         ---------------
                  Consumer Products
                     American Greetings Corp.
      100,000            6.10%, 08/01/28                                                 .90                 103,000
                                                                                     -------         ---------------
                  Cruise Lines
                     Carnival Corp. Note
       82,000            7.050%, 05/15/05                                                .77                  87,986
                     Royal Caribbean Cruises
      300,000            7.000%, 10/15/07                                               2.74                 314,550
                                                                                     -------         ---------------
                                                                                        3.51                 402,536
                                                                                     -------         ---------------
                  Diversified Company
                     American Standard, Inc.
      250,000            7.375%, 04/15/05                                               2.31                 265,312
      100,000            7.375%, 02/01/08                                                .96                 110,000
                     Tyco International Ltd. Note
      150,000            6.375%, 01/15/04                                               1.33                 152,670
                                                                                     -------         ---------------
                                                                                        4.60                 527,982
                                                                                     -------         ---------------






THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                           Market
                                                                                    Percent of              Value
 Par Value                                                                          Net Assets           (Note 1-A)

                             CORPORATE BONDS & NOTES
                  Electronics Distribution
                     Avnet Inc.
$     150,000            8.000%, 11/15/06                                            $  1.40         $       160,500
                                                                                     -------         ---------------
                  Financial Services
                     Duke Capital Corp.
      275,000            7.500%, 10/01/09                                               2.73%                312,538
      200,000            6.250%, 02/15/13                                               1.86                 213,800
                     Household Finance Corp.
      200,000            6.500%, 11/15/08                                               1.94                 222,500
                     International Lease Finance Corp.
      200,000            5.875%, 05/01/13                                               1.87                 214,300
                     MBNA Corp. Sr. Medium Term Note
       50,000            7.125%, 09/15/04                                                .45                  51,750
                     Morgan Stanley Group
      200,000            7.000%, 10/01/13                                               1.99                 227,800
                     Prime Property Note
       65,000            7.000%, 08/15/04                                                .60                  68,412
                     Tiers Principal Protected
      200,000            8.850%, 02/15/27                                               1.94                 222,000
                                                                                     -------         ---------------
                                                                                       13.38               1,533,100
                                                                                     -------         ---------------
                  Hotel/Gaming Industry
                     ITT Corp.
      200,000            6.750%, 11/15/05                                               1.84                 210,700
                     Hilton Hotels Corp.
      150,000            7.950%, 04/15/07                                               1.45                 166,050
                                                                                     -------         ---------------
                                                                                        3.29                 376,750
                                                                                     -------         ---------------
                  Insurance (Diversified)
                     Nationwide Mutual Insurance Co.
      100,000            7.500%, 02/15/24                                                .96                 110,100
                     Trenwick Capital Trust
      200,000            8.820%, 02/01/37                                                .05                   6,000
                     Unitrin, Inc. Senior Note
      250,000            5.750%, 07/01/07                                               2.36                 270,387
                                                                                     -------         ---------------
                                                                                        3.37                 386,487
                                                                                     -------         ---------------
                  Medical Supplies & Savings
                     Bausch & Lomb, Inc.
      250,000            6.950%, 11/15/17                                               2.37                 271,000
                     Medco Health Solvhons
      250,000            7.250%, 08/15/13                                               2.36                 270,000
                                                                                     -------         ---------------
                                                                                        4.73                 541,000
                                                                                     -------         ---------------




THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                           Market
                                                                                    Percent of              Value
 Par Value                                                                          Net Assets           (Note 1-A)

                             CORPORATE BONDS & NOTES
                  Miscellaneous Manufacturer
                     Acuity Brands
$     200,000            6.000%, 02/01/09                                               1.84%        $       211,400
                                                                                     -------         ---------------
                  Oil Industry
                     National Fuel Gas
      100,000            6.000%, 03/01/09                                                .96                 110,450
                     Velero Logistics
      110,000            6.050%, 03/15/13                                               1.01                 116,050
                                                                                     -------         ---------------
                                                                                        1.97                 226,500
                                                                                     -------         ---------------
                  Retail Building Supply Industry
                     Loews Corp. Convertible Note
      475,000            3.125%, 09/15/07                                               4.02                 460,750
                     Loews Corp.
      500,000            7.625%, 06/01/23                                               2.70                 309,750
                                                                                     -------         ---------------
                                                                                        6.72                 770,500
                                                                                     -------         ---------------
                  Retail Store Industry
                     J.C. Penney, Inc.
      150,000            7.375%, 06/15/04                                               1.33                 152,175
                     K Mart Corp.
       83,200            Pass Thru Sec K-1 8.990%, 07/05/10                              .33                  37,440
                     Sears Roebuck Corp. Note
      150,000            6.700%, 11/15/06                                               1.41                 162,000
      100,000            6.125%, 01/15/06                                                .94                 107,650
                     Sears Roebuck Acceptance
       60,000            7.300%, 12/15/09                                                .55                  63,000
                     Tricon Global Restaurants
      100,000            7.650%, 05/15/08                                                .98                 112,125
                                                                                     -------         ---------------
                                                                                        5.54                 634,390
                                                                                     -------         ---------------
                  Savings & Loan Industry
                     Great Western Financial
      200,000            8.206%, 02/01/27                                               1.98                 226,900
                                                                                     -------         ---------------




THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                           Market
                                                                                    Percent of              Value
 Par Value                                                                          Net Assets           (Note 1-A)

                             CORPORATE BONDS & NOTES
                  Telecommunications Service Industry
                     Ametek, Inc.
       95,000            7.200%, 07/15/08                                                .90                 103,550
                     Lucent Technologies
      300,000            5.500%, 11/15/08                                               2.43                 277,800
                     Media One Group
      250,000            6.750%, 10/01/05                                               2.30                 263,750
                     Motorola, Inc.
      150,000            7.625%, 11/15/10                                               1.47                 168,900
                     New York Telephone Co.
      200,000            6.000%, 04/15/08                                               1.90                 218,250
                                                                                     -------         ---------------
                                                                                        9.00               1,032,250
                                                                                     -------         ---------------
                     Total Corporate Bonds & Notes (Cost $10,032,621)                  88.54              10,145,608
                                                                                     -------         ---------------





THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                           Market
                                                                                    Percent of              Value
 Par Value                                                                          Net Assets           (Note 1-A)

                                PREFERRED STOCKS
     4,000        AT&T Capital, 8.25%                                                    .89%        $       101,800
     4,000        Corts-Sherwin Williams, 7.25%, Series III                              .94                 107,440
    10,000        Hercules Trust I, 9.42%                                               2.18                 250,000
     4,000        MBNA Capital Preferred 8.125%, Series D                                .94                 107,680
     3,800        Nexen, Inc. Canadian, 9.75%                                            .84                  96,824
     6,000        Preferred Plus Trust Preferred 6.05%, Series GECI                     1.34                 153,360
     4,000        Telephone & Data, 7.60% Preferred                                      .94                 107,160
     6,000        Transcanada Pipe Line Ltd., 8.25%                                     1.35                 154,380
                                                                                     -------         ---------------
                     Total Preferred Stocks (Cost $1,046,415)                           9.42               1,078,644
                                                                                     -------         ---------------

                     Total Investments (Cost $11,079,036) (a)                          97.96              11,224,252
                     Other Assets Less Liabilities                                      2.04                 234,362
                                                                                     -------         ---------------
                     Net Assets                                                       100.00%        $    11,458,614
                                                                                     =======         ===============


                  (a)   Aggregate cost for federal income tax purposes is $11,087,597.

                  At November 30, 2003, unrealized appreciation (depreciation)
                  of securities for federal income tax purposes is as follows:
                     Unrealized appreciation                                                             $   395,405
                     Unrealized depreciation                                                                (258,750)
                                                                                                         -----------
                     Net unrealized depreciation                                                         $   136,655
                                                                                                         ===========





THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                           Market
                                                                                    Percent of              Value
 Par Value                                                                          Net Assets           (Note 1-A)

                              GENERAL EQUITY FUNDS
                  Aggressive Growth
     7,962           American Century Ultra                                             3.98%           $    208,446
     6,968           Strong Opportunity                                                 5.06                 264,557
                                                                                     -------            ------------
                                                                                        9.04                 473,003
                                                                                     -------            ------------
                  Balanced
    11,297           Columbia Balanced                                                  4.29                 224,593
     3,614           Dodge & Cox Balanced                                               4.89                 256,231
    13,871           Janus Balanced                                                     5.19                 271,447
                                                                                     -------            ------------
                                                                                       14.37                 752,271
                                                                                     -------            ------------
                  Growth
    10,404           Credit Suisse Capital Appreciation                                 2.97                 155,332
     8,193           Dreyfus Disciplined                                                4.50                 235,561
     6,425           Harbor Capital Appreciation                                        3.13                 163,638
     5,634           Invesco Dynamics                                                   1.57                  82,080
     8,063           Janus Mercury                                                      2.86                 149,806
     2,630           Nicholas                                                           2.69                 141,145
     6,202           Strong Growth                                                      2.06                 107,788
    10,709           T. Rowe Price Blue Chip                                            5.56                 291,078
     7,510           T. Rowe Price Mid Cap                                              6.03                 315,553
     2,678           White Oak Growth                                                   1.77                  92,711
                                                                                     -------            ------------
                                                                                       33.14               1,734,692
                                                                                     -------            ------------
                  Growth/Income
     8,044           American Century Growth & Income                                   4.06                 212,277
     3,702           Dodge & Cox Stock                                                  7.67                 401,391
    10,988           Vanguard Growth & Income                                           5.61                 293,825
                                                                                     -------            ------------
                                                                                       17.34                 907,493
                                                                                     -------            ------------
                  Healthcare
     2,102           Vanguard Healthcare                                                4.63                 242,578
                                                                                     -------            ------------
                  Foreign Equity
    18,764           American Century International Equity                              2.70                 141,486
     5,464           Managers International Equity                                      4.08                 213,362
     6,365           Scudder Greater Europe                                             2.70                 141,234
                                                                                     -------            ------------
                                                                                        9.48                 496,082
                                                                                     -------            ------------










THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                           Market
                                                                                    Percent of              Value
 Par Value                                                                          Net Assets           (Note 1-A)
                           INTERNATIONAL EQUITY FUNDS
                  Global Equity
    11,307           Dreyfus Founders Worldwide Growth                                  2.35%           $    123,250
     9,512           Gabelli Global Telecommunications                                  2.41                 126,130
     4,627           Janus Worldwide                                                    3.33                 174,449
                                                                                     -------            ------------
                                                                                        8.09                 423,829
                                                                                     -------            ------------

                  Total Investments (Cost $6,175,385) (a)                              96.09               5,029,948
                  Other Assets Less Liabilities                                         3.91                 204,561
                                                                                     -------            ------------
                  Net Assets                                                          100.00%           $  5,234,509
                                                                                     =======            ============

                 (a) Aggregate cost for federal income tax purposes is $6,175,385.

                 At November 30, 2003 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                    Unrealized appreciation                                                            $     107,013
                    Unrealized depreciation                                                               (1,252,450)
                                                                                                       -------------
                       Net unrealized depreciation                                                     $  (1,145,437)
                                                                                                       =============




THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Diversified
                                                                                     Income             Management
                                                                                    Portfolio            Portfolio
ASSETS
    Investments at market value
       (Identified cost $11,079,036 and $6,175,385,
       respectively) (Note 1)                                                     $  11,224,252      $    5,029,948
    Cash                                                                                118,828             211,558
    Dividends and interest receivable                                                   129,868                 -
                                                                                  -------------      --------------
       Total assets                                                                  11,472,948           5,241,506
                                                                                  -------------      --------------


LIABILITIES
    Accrued expenses                                                                     14,334               6,997
                                                                                  -------------      --------------

NET ASSETS
    (500 million shares of $.01 par value common stock
    authorized; 1,091,103 and 545,521 shares issued
    and outstanding, respectively)                                                $  11,458,614      $    5,234,509
                                                                                  =============      ==============

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($11,458,614  /  1,091,103 shares)                                                 $10.50
                                                                                       ======
      ($5,234,509  /     545,521 shares)                                                                    $9.60
                                                                                                            =====

NET ASSETS
    At November 30, 2003, net assets consisted of:
       Paid-in capital                                                            $  11,339,185      $    6,757,449
       Undistributed net investment income                                              498,147                 -
       Accumulated net realized loss on investments                                    (523,934)           (377,503)
       Net unrealized depreciation                                                      145,216          (1,145,437)
                                                                                  -------------      --------------
                                                                                  $  11,458,614      $    5,234,509
                                                                                  =============      ==============





THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

Year ended November 30, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Diversified
                                                                                     Income             Management
                                                                                    Portfolio            Portfolio

INVESTMENT INCOME
    Interest income                                                                $    598,282      $          788
    Dividends                                                                           119,591              36,123
                                                                                ---------------        ------------
       Total income                                                                     717,873              36,911
                                                                                   ------------      --------------

EXPENSES
    Investment advisory fees (Note 2)                                                    68,722              45,761
    Transfer agent fees (Note 2)                                                         47,671              20,494
    Professional fees                                                                    30,584              16,097
    Custody fees                                                                          6,700               1,200
    Directors' fees                                                                       4,300               4,000
    Miscellaneous                                                                         2,273                 978
    Insurance                                                                             1,600                 830
    Registration                                                                          1,885               1,725
                                                                                   ------------      --------------
       Total expenses                                                                   163,735              91,085
                                                                                   ------------      --------------
          Net investment income (loss)                                                  554,138             (54,174)
                                                                                   ------------      --------------


REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized loss from security transactions                                       (191,605)           (184,463)
    Capital gain distributions from regulated investment companies                          -                15,691
    Change in unrealized appreciation (depreciation) of investments                     641,661             900,448
                                                                                   ------------      --------------
       Net gain (loss) on investments                                                   450,056             731,676
                                                                                   ------------      --------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                                      $  1,004,194      $      677,502
                                                                                   ============      ==============



THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 2003 and 2002
-------------------------------------------------------------------------------------------------------------------

                                                                                      2003                 2002
                                                                                      ----                 ----
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                     $      554,138      $       624,155
       Net realized loss on investments                                                (191,605)             (16,967)
       Net change in unrealized appreciation of investments                             641,661             (445,222)
                                                                                 --------------      ---------------
       Net increase in net assets resulting from operations                           1,004,194              161,966

    Distributions to shareholders
       Net investment income
          ($.56 and $.66 per share, respectively)                                      (610,198)            (685,035)

    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions                 (36,746)             382,865
                                                                                 --------------      ---------------
          Total increase (decrease) in net assets                                       357,250             (140,204)

NET ASSETS
    Beginning of year                                                                11,101,364           11,241,568
                                                                                 --------------      ---------------
    End of year
       (Including undistributed net investment income of
        $498,147 and $554,207, respectively)                                     $   11,458,614      $    11,101,364
                                                                                 ==============      ===============


(a) Summary of capital share activity follows:

                                                               Year Ended                       Year Ended
                                                             November 30, 2003              November 30, 2002
                                                            Shares          Value           Shares        Value

Shares sold                                                  22,041     $   214,198          29,327     $   291,874
Shares issued in reinvestment of distributions               62,449         607,624          67,996         682,000
                                                           --------     -----------       ---------     -----------
                                                             84,490         821,822          97,323         973,874
Shares redeemed                                            (84,781)     (858,568)         (58,634)      (591,009)
                 ------------------------------------------------- -------------   --------------  -------------
    Net increase (decrease)                                    (291)    $   (36,746)         38,689     $   382,865
                                                           ========     ===========       =========     ===========





THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 2003 and 2002
-------------------------------------------------------------------------------------------------------------------

                                                                                       2003                 2002
                                                                                       ----                 ----
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income (loss)                                                $    (54,174)       $     (52,269)
       Net realized loss on investments                                                (184,463)            (157,140)
       Capital gain distributions from regulated investment companies                    15,691               22,933
       Net change in unrealized depreciation of investments                             900,448             (832,993)
                                                                                   ------------        -------------
       Net increase (decrease) in net assets resulting from operations                  677,502           (1,019,469)

    Capital share transactions (a)
       Increase (decrease) in net assets resulting from capital
          share transactions                                                            (93,519)             175,463
                                                                                   ------------        -------------
          Total increase (decrease) in net assets                                       583,983             (844,006)

NET ASSETS
    Beginning of year                                                                 4,650,526            5,494,532
                                                                                   ------------        -------------
    End of year   $                                                                   5,234,509       $    4,650,526
                                                                                   ============        =============


(a) Summary of capital share activity follows:

                                                                Year Ended                       Year Ended
                                                             November 30, 2003                November 30, 2002
                                                            Shares         Value             Shares         Value

       Shares sold                                           28,740     $   265,207           58,638     $   493,384
       Shares redeemed                                      (43,809)       (358,726)         (36,582)       (317,921)
                                                           --------     -----------         --------     -----------
          Net increase (decrease)                           (15,069)    $   (93,519)          22,056     $   175,463
                                                           ========     ===========         ========     ===========




THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
-------------------------------------------------------------------------------------------------------------------

                                                                                   Year Ended November 30,
                                                             2003        2002         2001       2000        1999
                                                             ----        ----         ----      ----         ----
NET ASSET VALUE
    Beginning of year                                       $10.17      $10.68      $10.38      $10.56      $11.05
                                                            ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                      .51         .58         .65         .71         .69
    Net gains (losses) on securities
      (both realized and unrealized)                           .38        (.43)        .34        (.19)       (.59)
                                                            ------      ------      ------      ------      ------
      Total from investment operations                         .89         .15         .99         .52         .10
                                                            ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
    Dividends (from net investment income)                    (.56)       (.66)       (.69)       (.70)       (.59)
    Distributions (from realized capital gains)                -           -           -            -           -
                                                            ------     -------      ------      -------     -------
      Total distributions                                     (.56)       (.66)       (.69)       (.70)       (.59)
                                                            ------      ------      ------      ------      ------

NET ASSET VALUE
    End of year                                             $10.50      $10.17      $10.68      $10.38      $10.56
                                                            ======      ======      ======      ======      ======

TOTAL RETURN                                                  9.19%       1.45%      10.08%       5.32%        .92%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000 omitted)                  $11,459     $11,101     $11,242      $10,724     $11,313

    Ratio of expenses to average net assets                   1.43%       1.41%       1.39%       1.37%       1.36%
    Ratio of net investment income to average net assets      4.85%       5.65%**     6.20%       6.79%       6.17%

    Portfolio turnover rate                                  51.07%      32.28%      30.12%       1.38%      27.13%


** As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. Had the Fund not amortized discount and premium on debt securities as adjustments to interest income, the net investment income per share would have been $.57 and the ratio of net investment income to average net assets would have been 5.59%. Per share and ratios prior to December 1, 2001 have not been restated to reflect this change in presentation.
















THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
-------------------------------------------------------------------------------------------------------------------

                                                                                  Year Ended November 30,
                                                             2003        2002        2001       2000         1999
                                                             ----        ----       -----       -----        -----
NET ASSET VALUE
    Beginning of year                                        $8.30      $10.20      $13.21      $14.40      $13.11
                                                             -----      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                              (.10)       (.09)        .12         .06         .08
    Net gains (losses) on securities
      (both realized and unrealized)                          1.40       (1.81)      (2.39)       (.91)       1.79
                                                             -----      ------      ------      ------      ------
      Total from investment operations                        1.30       (1.90)      (2.27)       (.85)       1.87
                                                             -----      ------      ------      ------      ------

LESS DISTRIBUTIONS
    Dividends (from net investment income)                     -           -          (.15)       (.16)       (.13)
    Distributions (from realized capital gains)                -           -          (.59)       (.18)       (.45)
                                                             -----      ------      ------      ------      ------
    Total distributions                                        -           -          (.74)       (.34)       (.58)
                                                             -----      ------      ------      ------      ------

NET ASSET VALUE
    End of year                                              $9.60      $ 8.30      $10.20      $13.21      $14.40
                                                             =====      ======      ======      ======      ======

TOTAL RETURN                                                 15.66%     (18.63)%    (18.31)%     (6.20)%     14.74%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000 omitted)                   $5,235      $4,651      $5,495       $6,573      $7,109

    Ratio of expenses to average net assets                   2.01%       1.89%       1.81%       1.86%       1.82%
    Ratio of net investment income (loss)
      to average net assets                                  (1.19)%     (1.06)% .98%  .39%        .57%

    Portfolio turnover rate                                   3.76%       1.75%       6.81%      15.36%      23.81%





THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS

November 30, 2003
--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering two series of shares: The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

     The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.


          SECURITY VALUATION
          Portfolio securities which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.


          FEDERAL INCOME TAXES
          The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 2003, the Crowley Income Portfolio had a capital loss carry-forward for Federal income tax purposes of $517,060 of which $143,224 in 2004, $47,021 in 2005,
          $53,119 in 2006, $24,748 in 2008, $12,666 in 2009, $51,551 in 2010 and
          $184,731 expires in 2011. At November 30, 2003, the Crowley Diversified Management had a capital loss carryforward for Federal income tax purposes of $377,503 of which $74,524 expires in 2009, $134,207 expires in 2010 and $168,772.


          For the year ended November 30, 2003, The Crowley Income Portfolio reclassified accumulated net realized loss of $50,383 against paid-in capital on the Statement of Assets and Liabilities.

          For the year ended November 30, 2003, The Crowley Diversified Management Portfolio reclassified accumulated deficit in net investment income of $54,174 against paid in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement income and income tax reporting requirements, has no effect on the portfolio's net assets or net asset value per share.


THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS - (Continued)

November 30, 2003
-------------------------------------------------------------------------------------------------------------------

          SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
          SHAREHOLDERS

          As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
          Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.


          USE OF ESTIMATES IN FINANCIAL STATEMENTS

          In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2)   DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      The tax character of distributions paid during the years ended November
      30, 2002 and 2001 were as follows:
                                                                                       2003                 2002
                                                                                       ----                 ----
         Income Portfolio
            Distributions from ordinary income                                       $  610,198           $  685,035
            Distributions from long-term capital gains                               $      -             $      -

         Diversified Management Portfolio
            Distribution from ordinary income                                        $      -             $      -
            Distribution from long-term capital gains                                $      -             $      -

      As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

         Income Portfolio
            Undistributed ordinary income                                                                $   499,902
            Capital loss carryforwards                                                                      (517,060)
            Unrealized depreciation of securities                                                            136,587
                                                                                                         -----------
                                                                                                         $   119,429

         Diversified Portfolio
            Undistributed ordinary income                                                              $         -
            Capital loss carryforwards                                                                      (377,503)
            Unrealized depreciation of securities                                                         (1,145,437)
                                                                                                       -------------
                                                                                                       $  (1,522,940)



THE CROWLEY PORTFOLIO GROUP, INC.

November 30, 2003
--------------------------------------------------------------------------------

(3)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a Management Agreement.

     As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees, taxes, brokerage fees, accounting fees, legal fees, custodian and auditing fees, and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

     The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the year ended November 30, 2003, TCFG earned fees of $47,671 and $20,494 from the Income Portfolio and Diversified Management Portfolio, respectively.

     Crowley Securities serves as distributor of the Fund's shares.

     Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities and The Crowley Financial Group, Inc.


(5)  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments, aggregated $5,825,004 and $5,407,051, respectively, in the Income Portfolio and $168,417 and $166,629, respectively, in the Diversified Management Portfolio.

                        THE CROWLEY PORTFOLIO GROUP, INC.
                          THE CROWLEY INCOME PORTFOLIO
                  THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO
                               ANNUAL REPORT DATED
                                NOVEMBER 30, 2003



Dear Shareholder:

We are pleased to present you with the Annual Report for The Crowley Portfolio Group, Inc. The report contains information regarding both The Crowley
Diversified   Management  Portfolio  and  The  Crowley  Income  Portfolio.   The
Portfolios had combined assets of approximately 16.7 million dollars as of November 30, 2003. There are currently 310 active accounts.

The Crowley Diversified Management Portfolio had a net asset value of $9.60 per share as of November 30, 2003 and had a total return of 15.66% for the period November 30, 2002 through November 30, 2003. The Crowley Diversified Management Portfolio had approximately $5.2 million dollars in net assets as of November 30, 2003. As of November 30, 2003, approximately 96.09% of The Crowley Diversified Management Portfolio was invested in a portfolio of 25 mutual funds diversified over 7 different investment classifications. The largest portion of the Portfolio's assets was invested in funds included in the Growth category (33.14%), followed by Balanced (14.37%), Growth/Income (17.34%), Foreign Equity (9.48%), Aggressive Growth (9.04%), Global Equity (8.09%), and Health Care
(4.63%). Management currently intends to invest the Portfolio's assets with a greater allocation to equities, while continuing to use mutual funds as the Portfolio's primary investment vehicle. The fiscal year ending November 30, 2003 was very positive for the equity markets. Management believes that the long term outlook continues to be very positive for the equity markets.

The Crowley Income Portfolio had a net asset value of $10.50 per share as of November 30, 2003 and had a total return of 9.19% for the period November 30, 2002 through November 30, 2003. As of November 30, 2003 The Crowley Income Portfolio had investments in 57 individual issues. No individual investment comprised more than 5% of the Portfolio, while corporate bonds and notes comprised 88.54% of the overall portfolio. The remaining assets were invested in preferred stocks (9.42%), and the balance in cash and cash equivalents (2.04%). The Crowley Income Portfolio continues to be invested to maximize current income, consistent with prudent risk. Management believes there is a good possibility that interest rates will start to increase in the second half of 2004. If management is correct, total returns should remain positive, but at modest levels. Current income as reflected in the December 31, 2002 year-end distribution, was 0.56 cents per share.

The enclosed report has been audited and contains a list of the Portfolio's investments as of November 30, 2003.

Sincerely,



Robert A. Crowley, CFA
President

January 23, 2004



                       MANAGEMENT OF THE FUND (UNAUDITED)



Board of Directors and Officers of the Fund.

The Board of Directors of the Fund consists of six individuals, four of whom are not "interested persons" of the Fund as than term is defined in the 1940 Act.
The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the state of Maryland in this regard. The Directors, in addition to functions set forth under "Investment Advisor" and "Distributor" review the actions of the officers and decide on general policy.

Compensation to officers and Directors of the Fund who are affiliated with the Investment Advisor or the Distributor is paid by the Investment Advisor or the Distributor, respectively, and not by the Fund. The names, addresses and occupational history of the Directors and principal executive officers are listed below.

                               Positions Held       Principal Occupation(s) During
Name, Address and Age           with the Fund        the Past Five Years
+*Robert A.  Crowley (44)    President, Treasurer   Vice  President,  Crowley & Crowley  Corp.  (financial  planning and  registered
3201-B Millcreek Road        and Director           investment   advisor)  (formerly  Crowley  Planning  &  Management  Corp.)  from
Wilmington, DE 19808                                November, 1986 until present; Vice President,  The Crowley Financial Group, Inc.
                                                    (financial  management firm and transfer agent) from February,  1990 to present;
                                                    Vice President,  Crowley Real Estate Services,  Inc. from September,  1986 until present;  General Partner,  Crowley Securities  (registered  broker-dealer) from
                                                    February, 1985 until present; Partner, Crowley Insurance,  (insurance brokerage)
                                                    July, 1986 until present.

+*Frederick J. Crowley, Jr.(46) Vice President,
President, Crowley & Crowley Corp.
3201-B Millcreek Road        Secretary, and         (financial  planning  and  registered   investment  advisor)  (formerly  Crowley
Wilmington, DE 19808         Director               Planning and Management Corp.) from November, 1986 until present;  President and
                                                    Treasurer,  The Crowley  Financial Group,  Inc.  (financial  management firm and transfer agent) from February,  1990 to present;  Vice  President,  Crowley Real
                                                    Estate  Services,  Inc.  (real  estate  brokerage)  from  September,  1986 until present;  General Partner,  Crowley Securities  (registered  broker-dealer) from
                                                    February, 1985 until present;  Partner,  Crowley Insurance (insurance brokerage)
                                                    July, 1985 until present.
William O.  Cregar (77)      Director               Retired.  Formerly  Security  Director,  E.I.  duPont de  Nemours  & Co.,  until
4556 Simon Road                                     December, 1990.
Wilmington, DE 19803

Bruce A.  Humphries (55)     Director,              Operations  Senior  Management,  Data  International,  Inc.,  1998  to  Present;
2 Radburn Lane                                      Operations Planning Manager for Virology Business, E.I. duPont de Nemours & Co.,
Newark, DE 19711                                    1986 to 1997.


Daniel J.  Piscitello (61)   Director               Director of Creative Services, Lenox Collections, 1986 to Present.
3933 Branches Lane
Doylestown, PA 18901

Peter Veenema (53)           Director               Senior Research Engineer, E.I. duPont de Nemours, 1989 to Present.
1211 Norbee Drive
Wilmington, DE 19803

+Catherine Crowley (67)    Asst. Secretary &        Officer  Manager,  Crowley & Crowley  Corp.  (financial  planning  and  advisor)
3201-B Millcreek Road      Asst. Treasurer          (formerly Crowley Management Corp.); Secretary, The Crowley Financial Group, Inc
Wilmington, DE 19808                                (financial management firm and transfer agent) from February, 1990 to present.



-------------------

*"Interested"  director  as defined in the  Investment  Company Act of 1940 (the
"1940 Act") + Robert A. Crowley and Frederick J. Crowley, Jr. are brothers, and the sons of Catherine C. Crowley. All directors oversee 2 Funds.



ITEM 2: CODE OF ETHICS -- The Crowley Portfolio Group, Inc. (the "Registrant") has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer, a copy of which is attached hereto as Exhibit A.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT -- The Registrant's Board of Directors has determined that the Registrant does not have an audit committee financial expert serving on its Audit Committee. The Board of Directors based its determination with respect to not having an audit committee financial expert serving on its Audit Committee on the following factors:

     (a) The Registrant is relatively small in size and has approximately $15.8 million in assets, which reduces the complexity of the financial operations and conditions of the Registrant. In addition, the Registrant's small size makes it more prohibitive to incur the added expenses of identifying and electing an additional Director who would, without question, fully meet the qualifications of an audit committee financial expert and would be willing to serve, as the current Directors do, with limited compensation.

     (b) The Registrant's Board of Directors also considered several factors, including the Fund's shareholder base and distribution channels, the Registrant's portfolio holdings, the Audit Committee's unimpeded access to the Registrant's auditor and the qualifications of the current members of the Committee. In addition, the Board of Directors considered the longevity of service for each member of the Audit Committee, which generally covers the Registrant's 12-year operating history.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES -- Item not required at this time; applicable only to annual reports with periods ending on or after December 15, 2003

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS -- Item not applicable to registrant, which is an open-end management investment company.

ITEM 6:  [RESERVED].

ITEM 7: DISCLOSURE of PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES -- Item not applicable to registrant, which is an open-end management investment company.

ITEM 8:  [RESERVED].

ITEM 9:  CONTROLS AND PROCEDURES

     (a) The registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report. Based on their review, the registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer determined that the procedures are effectively designed to ensure that material information relating to the registrant is made known to them by others within the registrant and by the registrant's service providers.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10: EXHIBITS

     (a) The code of ethics applicable to the Registrant's principal executive officer and principal financial officer is filed herewith.

     (b) The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Sections 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (c) The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       The Crowley Portfolio Group, Inc.

By: /s/Robert A. Crowley
   _____________________
Name: Robert A. Crowley
Title: President
Date: January 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:       The Crowley Portfolio Group, Inc.

By: /s/Robert A. Crowley
   _____________________
Name: Robert A. Crowley
Title: President (Principal Executive Officer)
Date: January 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:       The Crowley Portfolio Group, Inc.

By: /s/Robert A. CrowleyBy: _______________________________
   _____________________
Name: Robert A. Crowley
Title: Treasurer (Principal Financial Officer)
Date: January 27, 2004